Share-Based compensation	12 Months Ended
Dec. 31, 2025
Share-Based compensation
Share-Based compensation

17.Share-based compensation

As at December 31, 2025, the Company has five outstanding equity-settled share-based incentive plans, including (i) the 2021 warrants plan (the 2021 plan), (ii) the 2022 warrants plan (the 2022 plan), (iii) the 2024 warrants plan (the 2024 plan), (iv) the 2025 warrants plan (the 2025 plan) and (v) the 2025-2 warrants plan (the 2025-2 plan). For the 2018 and 2020 warrants plan, no warrants were outstanding anymore as at December 31, 2025. The Company had an extraordinary shareholders’ meeting on February 21, 2020, where it was decided to achieve a share split in a ratio of 500: 1. Per warrant issued before February 21, 2020, 500 common shares will be issuable. For presentation purposes the tables and comments below reflect the number of shares the warrants give right to across all plans.

In accordance with the terms of the various plans, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020.

The changes of the year for the equity-settled warrant plans are as follows:

Number of shares (after share split) warrants give right to across all plans	2025	2024
Outstanding at January 1	2,258,319	1,635,606
Granted	1,218,754	1,297,713
Forfeited	(84,502)	(474,000)
Exercised	(13,875)	(78,525)
Expired	(170,877)	(122,475)
Outstanding at December 31	3,207,819	2,258,319
Exercisable at December 31	1,893,182	1,453,727

17.1.   Description of the equity-settled share-based incentive plans

2018 Plan

On December 12, 2018, the shareholders’ meeting of the Company approved the issuance of 525 warrants, giving each the right to subscribe to one common share of the Company before share split (500 shares after the share split). Under this plan, up to 525 warrants can be issued. By consequence, the Company can issue up to 525 common shares before the share split (262,500 shares after the share split) if all warrants are exercised.

The total amount of warrant holders under the 2018 Plan cannot exceed 150 individuals. Unless the Board of Directors determines otherwise, the 2018 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2018 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The exercise price of each warrant cannot be less than €3,259.91. Taking into consideration the share split, this would result in an exercise price of €6.52 per share. The key features of the warrants granted under the 2018 Plan are as follows (i) each warrant could be exercised for one share before share split (500 shares after the share split), (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors determines otherwise, the warrants vest as follows: 34.0 % at the grant date, 33.0 % at the first anniversary of the grant date, 33.0 % at the second anniversary. Accordingly, the fair value of the plan is expensed over the vesting period. As a result of the IPO, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020.

In April 2020, 33 warrants were granted under the 2018 Plan with an exercise price of €5,966.59 (exercise price of €11.93 per share after the share split) while the previous warrants of the 2018 Plan have an exercise price of €3,259.91 (exercise price of €6.52 per share after the share split).

The status of the 2018 warrant plan at December 31 is as follows:

Number of shares (after share split) warrants give right to for 2018 Plan	2025	2024
Outstanding at January 1	—	50,000
Granted	—	—
Forfeited	—	(50,000)
Exercised	—	—
Expired	—	—
Outstanding at December 31	—	—
Exercisable at December 31	—	—

There are no outstanding warrants as at December 31, 2025.

2020 Plan

On February 21, 2020, 550,000 warrants were issued, giving each the right to subscribe to one common share of the Company. By consequence, the Company can issue up to 550,000 common shares if all warrants are exercised.

The total number of warrant holders under the 2020 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2020 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2020 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The key features of the warrants granted under the 2020 Plan are as follows (i) each warrant could be exercised for one share, (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors determines otherwise, the warrants vest as follows: 34.0 % at the grant date, 33.0 % at the first anniversary of the grant date, 33.0 % at the second anniversary. Accordingly, the fair value of the plan is expensed over the vesting period. As a result of the IPO, all warrants that had not yet vested before, vested on September 7, 2020, i.e. ten business days prior to the closing of the IPO on September 21, 2020. The exercise price of each warrant amounts to €11.94.

The status of the 2020 warrant plan at December 31 is as follows:

Number of shares/warrants give right to for 2020 Plan	2025	2024
Outstanding at January 1	30,000	410,500
Granted	—	—
Forfeited	—	(330,500)
Exercised	—	(2,400)
Expired	(30,000)	(47,600)
Outstanding at December 31	—	30,000
Exercisable at December 31	—	30,000

In 2025, 30,000 warrants have been expired because the warrants were not exercised by employees within 3 months after having left the company. Per December 31, 2025, there are no remaining warrants outstanding or exercisable.

2021 Plan

On September 8, 2021, the Board of Directors, within the framework of the authorized capital, issued 1,400,000 warrants, giving each the right to subscribe to one common share of the Company. By consequence, the Company can issue up to 1,400,000 common shares if all warrants are exercised.

The total number of warrant holders under the 2021 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2021 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2021 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The key features of the warrants granted under the 2021 Plan are as follows (i) each warrant could be exercised for one share, (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors determines otherwise, the warrants vest as follows: 25.0 % at the grant date, 25.0 % at the first anniversary of the grant date, 25.0 % at the second anniversary of the grant date, 25.0 % at the third anniversary of the grant date. Accordingly, the fair value of the plan is expensed over the vesting period. The exercise price of the 2021 ESOP Warrants granted in 2021 amounts to €25.31.

On September 17, 2021, 319,240 warrants were granted from which 29,500 warrants were not accepted. On October 27, 2021 111,500 warrants were granted which were all accepted.

On February 21, 2022 219,000 warrants were granted from which 5,000 warrants were not accepted. On May 14, 2022 and June 8, 2022 respectively 72,500 and 175,000 warrants were granted which were all accepted. On August 8, 2022, 75,000 warrants were granted which were all accepted.

On March 24, 2023, the Company reduced the exercise price of 75% of the warrants previously granted to warrant holders under the 2021 Warrants Plan to 5.42 EUR to reflect the decrease in the company’s share price. For the remaining 25% of the warrants previously granted under the 2021 Warrants Plan, the exercise price will remain unchanged. All other terms and conditions of the re-priced warrants remain unchanged to the original option agreement.

On March 24, 2023,200,862 warrants were granted which were all accepted. On April 12, 2023 and June 14, 2023 respectively 100,000 and 161,398 warrants were granted which were all accepted.

The status of the 2021 warrant plan at December 31 is as follows:

Number of shares/warrants give right to for 2021 Plan	2025	2024
Outstanding at January 1	930,875	1,119,250
Granted	—	—
Forfeited	(10,000)	(51,125)
Exercised	(11,375)	(63,625)
Expired	(80,125)	(73,625)
Outstanding at December 31	829,375	930,875
Exercisable at December 31	794,785	800,819

In 2025, a total of 11,375 warrants were exercised, 10,000 warrants have been forfeited because the warrants were not vested by employees leaving the company and 80,125 warrants were expired because the warrants were not exercised by employees within 3 months after having left the company. The remaining number of warrants as at December 31, 2025 equals 829,375 representing 829,375 shares.

2022 Plan

On December 28, 2022, the Board of Directors, within the framework of the authorized capital, issued 700,000 warrants, giving each the right to subscribe to one common share of the Company. By consequence, the Company can issue up to 700,000 common shares if all warrants are exercised.

The total number of warrant holders under the 2022 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2022 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2022 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The key features of the warrants granted under the 2022 Plan are as follows (i) each warrant could be exercised for one share, (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors (or the shareholders’ meeting if warrants are granted to directors) determines otherwise, the warrants vest as follows: 25.0 % at the grant date, 25.0 % at the first anniversary of the grant date, 25.0 % at the second anniversary of the grant date, 25.0 % at the third anniversary of the grant date. Accordingly, the fair value of the plan is expensed over the vesting period.

On June 14, 2023 and October 20, 2023 respectively 13,602 and 42,254 warrants were granted and all were accepted. The June grant (of 13,602 warrants granted to the directors) vested for 100% at the first anniversary of the grant.

On February 1, 2024, on April 21, 2024 and on August 2, 2024 respectively 300,250; 85,000 and 258,894 warrants were granted and all warrants were accepted.

The status of the 2022 warrant plan at December 31 is as follows:

Number of shares/warrants give right to for 2022 Plan	2025	2024
Outstanding at January 1	643,875	55,856
Granted	—	644,144
Forfeited	(39,627)	(42,375)
Exercised	(2,500)	(12,500)
Expired	(36,627)	(1,250)
Outstanding at December 31	565,121	643,875
Exercisable at December 31	419,246	376,186

In 2025, a total of 2,500 warrants were exercised, 39,627 warrants have been forfeited because the warrants were not vested by employees leaving the company and 36,627 warrants were expired because the warrants were not exercised by employees within 3 months after having left the company. The remaining number of warrants as per December 31, 2025 equals 565,121 representing 565,121 shares.

2024 Plan

On July 31, 2024, the Board of Directors, within the framework of the authorized capital, issued 1,000,000 warrants, giving each the right to subscribe to one common share of the Company. By consequence, the Company can issue up to 1,000,000 common shares if all warrants are exercised.

The total number of warrant holders under the 2024 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2024 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2024 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The key features of the warrants granted under the 2024 Plan are as follows (i) each warrant could be exercised for one share, (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date,, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors (or the shareholders’ meeting if warrants are granted to directors) determines otherwise, the warrants vest as follows: 25.0 % at the grant date, 25.0 % at the first anniversary of the grant date, 25.0 % at the second anniversary of the grant date, 25.0 % at the third anniversary of the grant date. Accordingly, the fair value of the plan is expensed over the vesting period.

On August 2, 2024, September 18, 2024 and November 25, 2024 respectively 221,606; 105,000 and 326,963 warrants were granted and all were accepted.

On February 1, 2025, 346,431 warrants were granted, of which 329,431 were accepted and 17,000 were refused. On September 6, 2025, 15,000 warrants were granted and all were accepted.

The status of the 2024 warrant plan at December 31 is as follows:

Number of shares/warrants give right to for 2024 Plan	2025	2024
Outstanding at January 1	653,569	—
Granted	344,431	653,569
Forfeited	(31,125)	—
Exercised	—	—
Expired	(4,125)	—
Outstanding at December 31	962,750	653,569
Exercisable at December 31	463,070	246,722

In 2025, no warrants were exercised, 31,125 warrants have been forfeited because the warrants were not vested by employees leaving the company and 4,125 warrants were expired because the warrants were not exercised by employees within 3 months after having left the company. The remaining number of warrants as at December 31, 2025 equals 962,750 representing 962,750 shares.

2025 Plan

On January 30, 2025, the Board of Directors, within the framework of the authorized capital, issued 805,000 warrants, giving each the right to subscribe to one common share of the Company. By consequence, the Company can issue up to 805,000 common shares if all warrants are exercised.

The total number of warrant holders under the 2025 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2025 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2025 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The key features of the warrants granted under the 2025 Plan are as follows (i) each warrant could be exercised for one share, (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors (or the shareholders’ meeting if warrants are granted to directors) determines otherwise, the warrants vest as follows: 25.0% at the grant date, 25.0% at the first anniversary of the grant date, 25.0% at the second anniversary of the grant date, 25.0% at the third anniversary of the grant date. Accordingly, the fair value of the plan is expensed over the vesting period.

On February 1, 2025, 233,943 warrants were granted, of which 223,943 were accepted and 10,000 were refused. On March 14, 2025, April 8, 2025, May 5, 2025, September 6, 2025, and October 13, 2025, respectively 45,000; 30,000; 30,000; 465,380 and 10,000 warrants were granted and all were accepted.

The status of the 2025 warrant plan at December 31 is as follows:

Number of shares/warrants give right to for 2025 Plan	2025	2024
Outstanding at January 1	—	—
Granted	804,323	—
Forfeited	(3,750)	—
Exercised	—	—
Expired	(20,000)	—
Outstanding at December 31	780,573	—
Exercisable at December 31	198,581	—

In 2025, no warrants were exercised, 3,750 warrants have been forfeited because the warrants were not vested by employees leaving the company and 20,000 warrants were expired because the warrants were not exercised by employees within 3 months after having left the company. The remaining number of warrants as at December 31, 2025 equals 780,573 representing 780,573 shares.

2025-2 Plan

On October 13, 2025, the Board of Directors, within the framework of the authorized capital, issued 760,000 warrants, giving each the right to subscribe to one common share of the Company. By consequence, the Company can issue up to 760,000 common shares if all warrants are exercised.

The total number of warrant holders under the 2025-2 Plan cannot exceed 150 persons. Unless the Board of Directors determines otherwise, the 2025-2 ESOP Warrants are not transferable inter vivos once they have been granted to a holder of 2025-2 ESOP Warrants, and may not be pledged or encumbered with any security, pledge or right in rem in any other way, either voluntarily, by operation of law or otherwise. The key features of the warrants granted under the 2025-2 Plan are as follows (i) each warrant could be exercised for one share, (ii) the warrants are granted for free, (iii) the warrants have a term of maximum ten years since the issue date, (iv) the only vesting condition is that the holder is still an employee of the Company at the vesting date, and (v) unless the Board of Directors (or the shareholders’ meeting if warrants are granted to directors) determines otherwise, the warrants vest as follows: 25.0% at the grant date, 25.0% at the first anniversary of the grant date, 25.0% at the second anniversary of the grant date, 25.0% at the third anniversary of the grant date. Accordingly, the fair value of the plan is expensed over the vesting period.

On October 13, 2025, 70,000 warrants were granted and all were accepted.

The status of the 2025-2 warrant plan at December 31 is as follows:

Number of shares/warrants give right to for 2025-2 Plan	2025	2024
Outstanding at January 1	—	—
Granted	70,000	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding at December 31	70,000	—
Exercisable at December 31	17,500	—

In 2025, no warrants were exercised, forfeited or exercised. The remaining number of warrants as at December 31, 2025 equals 70,000 representing 70,000 shares.

17.2.   Accounting for equity-settled share-based payment

The fair value of the plan is expensed over the vesting period. As a result of the exercise price reduction on March 24, 2023 of the warrants previously granted to warrant holders under the 2021 Warrants Plan, the Company determined the fair value of the options at the date of the modification (March 24, 2023). The incremental fair value of the re-priced warrants is recognised as an expense over the period from the modification date to the end of the vesting period. For the warrants already vested at the date of modification, the incremental fair value is fully recognised as an expense at date of modification.

The share-based compensation expense for all vested warrants recognized in the income statement was €4.9 million for the year ended December 31, 2025. For the year ended December 31, 2024 and the year ended December 31, 2023 the share-based compensation expense amounted respectively to €4.0 million and €2.6 million. The table below details the number of exercisable (vested) warrants and their weighted average exercised price. For presentation purposes the table reflect the number of shares the warrants give right to across all plans.

Total	2025	2024
Exercisable warrants at December 31	1,893,182	1,453,726
Shares representing the exercisable warrants at December 31	1,893,182	1,453,726
Weighted average exercise price per share	8.34	8.18
Weighted average share price at the date of exercise	6.56	9.24

17.3.   Fair value

The fair value of each option or subscription right is estimated on the date of grant using the Black & Scholes model based on the following:

●	The dividend return is estimated by reference to the historical dividend payment of the Group. Currently, this is estimated to be zero as no dividend have been paid since inception;
●	Expected volatility is estimated based on a sample of similar companies based on the healthcare products sector of the Damodaran dataset;
●	Risk-free interest rate is based on the yield of EUR bonds with an equivalent term to liquidation event;
●	The expected life of the share options is based on current expectations and is not necessarily indicative of exercise patterns that may occur.

Fair value of the shares is estimated based on the market approach using publicly traded companies and acquisitions of private held companies within the same industry as Nyxoah. (Prior to the initial public offering)

The following table provides the input to the Black-Scholes model for warrants granted in 2020, 2021, 2022, 2023, 2024 and 2025 related to the 2020 warrant plan, the 2021 warrant plan, the 2022 warrant plan, the 2024 warrant plan, the 2025 warrant plan and the 2025-2 warrant plan. The table and notes uses as a basis, the number of shares the warrants give right to across all plans.

		2021 Plan	2021 Plan	2021 Plan	2021 Plan
	2020 Plan	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21
	(grant 2020)	2021)	2021)	2022)	2022)
Return dividend	0%	0%	0%	0%	0%
Expected volatility	56.32%	51.30%	51.50%	49.80%	49.80%
Risk-free interest rate	-0.20%	-0.36%	-0.18%	0.37%	0.37%
Expected life	3	3	3	3	3
Exercise price	11.94	25.31	25.31	17.76	25.31
Stock price	10.20	25.75	20.50	17.50	17.50
Fair value	3.31	9.22	5.94	6.05	4.15

	2021 Plan	2021 Plan	2021 Plan	2021 Plan	2021 Plan
	(grant Feb 21	(grant May 14	(grant Jun 8	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)	2022)
Return dividend	0%	0%	0%	0%	0%
Expected volatility	49.80%	49.80%	52.60%	53.71%	53.97%
Risk-free interest rate	0.50%	1.06%	1.60%	1.39%	1.45%
Expected life	4	3	3	3	4
Exercise price	17.76	13.82	12.95	9.66	9.66
Stock price	17.50	13.82	13.34	9.75	9.75
Fair value	6.90	4.94	5.21	3.79	4.32

	2021 Plan	2021 Plan	2021 Plan	2022 Plan	2022 Plan
	(grant Mar 24	(grant Apr 12	(grant Jun 14	(grant Jun 14	(grant Oct 20
	2023)	2023)	2023)	2023)	2023)
Return dividend	0%	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	51.28%	51.28%	50.00%
Risk-free interest rate	3.20%	3.24%	3.36%	3.36%	3.55%
Expected life	3	3	3	3	3
Exercise price	5.42	6.36	7.19	7.19	5.92
Stock price	6.70	7.08	7.10	7.10	5.60
Fair value	3.09	3.04	2.75	2.75	2.07

	2022 Plan	2022 Plan	2022 Plan	2024 Plan	2024 Plan
	(grant Feb 01	(grant Apr 21	(grant Aug 2	(grant Aug 2	(grant Sep 18
	2024)	2024)	2024)	2024)	2024)
Return dividend	0%	0%	0%	0%	0%
Expected volatility	62.20%	65.50%	66.00%	66.00%	65.20%
Risk-free interest rate	2.63%	3.08%	2.55%	2.55%	2.38%
Expected life	3	3	3	3	3
Exercise price	5.24	9.04	7.88	7.88	7.20
Stock price	9.96	9.20	7.56	7.56	7.54
Fair value	6.26	4.40	3.47	3.47	3.60

	2024 Plan	2024 Plan	2024 Plan	2024 Plan	2025 Plan
	(grant Nov 25	(grant Nov 25	(grant Feb 1	(grant Feb 1	(grant Feb 1
	2024)	2024)	2025)	2025)	2025)
Return dividend	0%	0%	0%	0%	0%
Expected volatility	63.70%	63.70%	63.00%	63.00%	63.00%
Risk-free interest rate	2.24%	2.24%	2.26%	2.26%	2.26%
Expected life	3	3	3	3	3
Exercise price	7.69	8.04	9.63	10.15	10.15
Stock price	8.10	8.10	10.15	10.15	10.15
Fair value	3.80	3.70	4.76	4.61	4.61

	2025 Plan	2025 Plan	2025 Plan	2024 Plan	2025 Plan
	(grant Mar 14	(grant Apr 8	(grant May 5	(grant Sept 6	(grant Sept 6
	2025)	2025)	2025)	2025)	2025)
Return dividend	0%	0%	0%	0%	0%
Expected volatility	63.00%	65.24%	64.97%	64.90%	64.90%
Risk-free interest rate	2.40%	2.11%	2.02%	2.16%	2.16%
Expected life	3	3	3	3	3
Exercise price	10.80	7.20	5.65	4.92	4.92
Stock price	10.80	5.76	5.65	4.92	4.92
Fair value	4.91	2.31	2.60	2.27	2.27

	2025 Plan	2025-2 Plan
	(grant Oct 13	(grant Oct 13
	2025)	2025)
Return dividend	0%	0%
Expected volatility	65.53%	65.53%
Risk-free interest rate	2.18%	2.18%
Expected life	3	3
Exercise price	5.56	5.56
Stock price	5.56	5.56
Fair value	2.59	2.59

As a result of the exercise price reduction on March 24, 2023 of the warrants previously granted to warrant holders under the 2021 Warrants Plan, the Company determined the fair value of the options at the date of the modification (March 24, 2023). The fair value of the modified warrants was determined using the same models and principles as described above, with the following model inputs:

	2021 Plan	2021 Plan	2021 Plan	2021 Plan
	(grant Sept 17	(grant Oct 27	(grant Feb 21	(grant Feb 21
	2021)	2021)	2022)	2022)
Return dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.25%	3.25%	3.17%	3.36%
Expected life	2	2	2	2
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	2.00	3.00	3.00	2.00
Incremental fair value	2.38	2.40	2.23	2.38

	2021 Plan	2021 Plan	2021 Plan	2021 Plan
	(grant Feb 21	(grant May 14	(grant Aug 8	(grant Aug 8
	2022)	2022)	2022)	2022)
Return dividend	0%	0%	0%	0%
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	3.03%	3.13%	3.13%	2.98%
Expected life	3	2	3	4
Exercise price	5.42	5.42	5.42	5.42
Stock price	6.68	6.68	6.68	6.68
Fair value	3.05	2.75	2.87	3.21
Incremental fair value	2.23	1.92	1.28	1.19

The weighted average fair value of warrants granted during the year was €3.47 in 2025 and €6.09 in 2024. The weighted average remaining contractual life for the share options outstanding as at December 31 was 6.26 in 2025 and 5.4 in 2024.

1.4 Equity-settled share-based payment transactions – Restricted Stock Units (“RSU”)

In 2024 and 2025, each non-executive director was granted “restricted share units” or “RSUs”, whereby each RSU represents the obligation of the relevant non-executive director to subscribe for one new ordinary share of the Company at a subscription price of EUR 0.1718 per share (irrespective of the market value of the share at that time).

The key features of the RSUs can be summarized as follows:

●	Unless the shareholders’ meeting of the Company decides otherwise, whether for one, more or all non-executive directors, RSUs will be granted to non-executive directors on a yearly basis on the date of the annual shareholders’ meeting.
●	RSUs do not grant voting rights, preferential subscription rights or other membership rights.
●	The number of RSUs to be granted on an annual basis shall be calculated as follows: EUR 130,000 divided by the average closing price of the Company’s shares on the stock exchange where the Company’s shares are first listed, during the month of May of the year of the grant. For directors that are appointed between two annual shareholders’ meetings, this number shall be prorated.
●	RSUs are not transferable, except in case of death.
●	RSUs in principle vest on the first anniversary of the date of grant provided that the relevant non-executive director is still in office at that time. In the event of death or an “exit”, immediate vesting applies.
●	The vesting of RSUs is not linked to any performance criteria but rather based on continued service during the vesting period. Therefore, the remuneration in RSUs is a form of fixed remuneration.
●	The grant of RSUs to a non-executive director that has not been explicitly refused by the relevant non-executive director fifteen calendar days following the date of grant, shall be deemed accepted by the relevant non-executive director and creates an obligation for the relevant non-executive director to subscribe for the underlying shares when the RSUs have vested. The RSU is therefore not an option leaving discretion with the director whether to exercise or not.
●	The new shares to be issued pursuant to the exercise of RSUs shall be issued, subscribed, and fully paid up in principle within one month following the date of vesting of the relevant RSUs. The new shares shall be issued under the authorized capital of the Company. The Company reserves the right to deliver existing shares (if it has access to its own shares in accordance with applicable company law rules) or to compensate non-executive directors in cash (i.e., a cash amount equal to the closing stock price of the shares on the stock exchange where the Company’s shares are first listed on the first trading day following the date of vesting of the relevant RSUs, minus the subscription price of EUR 0.1718 per share).

The RSUs will be accounted for as an equity-settled share-based payment plan as the Company can issue new shares under the authorized capital.

At June 12, 2024, the Company has granted a total of 103,642 RSUs towards 7 directors which vested at the shareholders’ meeting held in June 2025. The fair value of the RSUs granted is equal to the share price at the grant date minus the exercise price of EUR 0.1718 and equals EUR 7,65 per RSU granted. As at December 31, 2025 all RSUs had been exercised and the related shares were issued. The weighted average exercise price of the RSU’s exercised is 0.1718. The weighted average share price at the date of exercise was 6.77.

At June 11, 2025, the Company has granted a total of 146,531 RSUs, with the same conditions as the 2024 RSUs, towards 7 directors which will vest at the shareholders’ meeting held in June 2026. The fair value of the RSUs granted is equal to the share price at the grant date minus the exercise price of EUR 0.1718 and equals EUR 6,66 per RSU granted The total RSUs outstanding as at December 31, 2025 was 146,531 RSUs. The weighted average exercise price of the RSU’s granted is 0.1718.